Trading revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Trading revenues
Trading revenues	751	2,164
Interest rate products
Trading revenues
Trading revenues	4,120	595
Foreign exchange products
Trading revenues
Trading revenues	(2,352)	897
Equity/index-related products
Trading revenues
Trading revenues	(488)	479
Credit products
Trading revenues
Trading revenues	(810)	(44)
Commodity, emission and energy products
Trading revenues
Trading revenues	46	191
Other products
Trading revenues
Trading revenues	235	46